UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       Washington, DC 20549

                            FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                  MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                    811-02454

Exact name of registrant as specified in charter:
                                           Oppenheimer Money Market Fund, Inc.

Address of principal executive offices:             6803 South Tucson Way
                                               Centennial, CO 80112-3924

Name and address of agent for service:                 Arthur S. Gabinet,
                               Executive Vice President & General Counsel
                                        OFI Global Asset Management, Inc.
                                               Two World Financial Center
                                                       225 Liberty Street
                                                  New York, NY 10281-1008

Registrant's telephone number, including area code:
                                                             303-768-3200

Date of fiscal year end:                                            7/31

Date of reporting period:                           07/01/2012-06/30/2013

Item 1.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02454
Reporting Period: 07/01/2012 - 06/30/2013
Oppenheimer Money Market Fund, Inc.









===================== Oppenheimer Money Market Fund, Inc. ======================


OPPENHEIMER MONEY MARKET FUND, INC.

Ticker:                      Security ID:  683905103
Meeting Date: JUN 21, 2013   Meeting Type: Special
Record Date:  MAR 28, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Brian F. Wruble          For       FOR          Management
1.2   Elect Director David K. Downes          For       FOR          Management
1.3   Elect Director Matthew P. Fink          For       FOR          Management
1.4   Elect Director Edmund Giambastiani, Jr. For       FOR          Management
1.5   Elect Director Phillip A. Griffiths     For       FOR          Management
1.6   Elect Director Mary F. Miller           For       FOR          Management
1.7   Elect Director Joel W. Motley           For       FOR          Management
1.8   Elect Director Joanne Pace              For       FOR          Management
1.9   Elect Director Mary Ann Tynan           For       FOR          Management
1.1   Elect Director Joseph M. Wikler         For       FOR          Management
1.11  Elect Director Peter I. Wold            For       FOR          Management
1.12  Elect Director William F. Glavin, Jr.   For       FOR          Management
2     Approve Change of Fundamental           For       FOR          Management
      Investment Policy Relating to Borrowing
3     Approve Change of Fundamental           For       FOR          Management
      Investment Policy Relating to
      Concentration of Investments
4     Approve Change of Fundamental           For       FOR          Management
      Investment Policy Relating to
      Diversification of Investments
5     Approve Change of Fundamental           For       FOR          Management
      Investment Policy Relating to Lending
6     Approve Change of Fundamental           For       FOR          Management
      Investment Policy Relating to Real
      Estate and Commodities
7     Approve Change of Fundamental           For       FOR          Management
      Investment Policy Relating to Senior
      Securities
8     Approve Change of Fundamental           For       FOR          Management
      Investment Policy Relating to
      Underwriting
9     Change Fundamental Investment           For       FOR          Management
      Objective to Non-fundamental
10    Approve Change in Investment Objective  For       FOR          Management
11    Approve Conversion to Series of         For       FOR          Management
      Delaware Statutory Trust

========== END NPX REPORT




SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                          Oppenheimer Money Market Fund, Inc.

By:                                                William F. Glavin, Jr.*
                                                  William F. Glavin, Jr.,
                                 President and Principal Executive Officer

Date:  August 30, 2013

*By:   /s/ Randy Legg
       Randy Legg, Attorney in Fact